Related Party Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 08, 2023	Feb. 03, 2023	Nov. 09, 2022
Related Party Transaction [Line Items]
Investments	$ 24,825		$ 25,551	$ 24,752
Revenue from related party transactions	973	$ 654	$ 2,970	$ 3,253
Notes receivable, commitment to purchase							$ 5,500
Sale of private placement warrants (in shares)			985,278	985,278	985,278	10,000,000	316,250
Class of warrant or right, exercise price of warrants or rights (in dollars per share)			$ 3.36	$ 4.56	$ 9.91		$ 0.0575
Senior Secured Notes Receivable
Related Party Transaction [Line Items]
Approval of note holders to amend agreement							66.66%
One Tranche Of Notes
Related Party Transaction [Line Items]
Sale of private placement warrants (in shares)							575
Amount of Notes purchased							$ 10
Public Warrants expiration term							3 years
LanzaJet Freedom Pines Fuels LLC
Related Party Transaction [Line Items]
Notes receivable, aggregate principal amount							$ 147,000
LanzaJet Freedom Pines Fuels LLC | Senior Secured Notes Receivable
Related Party Transaction [Line Items]
Notes receivable, aggregate principal amount							$ 113,500
Line of credit facility, interest rate							6.00%
LanzaJet Freedom Pines Fuels LLC | Subordinated Secured Notes Receivable
Related Party Transaction [Line Items]
Notes receivable, aggregate principal amount							$ 33,500
Line of credit facility, interest rate							6.00%
Related Party Transition Services Agreement | Equity Method Investee
Related Party Transaction [Line Items]
Revenue from related party transactions	45	67	$ 185	$ 495
Related Party Investment Agreement | Equity Method Investee
Related Party Transaction [Line Items]
Revenue from related party transactions	338	23		428
Related Party Supply Agreement | Equity Method Investee
Related Party Transaction [Line Items]
Revenue from related party transactions	0	18	289	282
Related party fees	$ 249	$ 126	$ 645	$ 1,223